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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                          REGISTERED MANAGEMENT COMPANY


Investment Company Act file number:   811-21669

Exact Name of Registrant
(as specified in charter):   Cohen & Steers VIF Realty Fund, Inc.

Address of Principal Executive Office:   757 Third Avenue
                                         New York, NY 10017

Name and address of agent for service:   John E. McLean
                                         757 Third Avenue
                                         New York, NY 10017

Registrant telephone number, including area code:   (212) 832-3232

Date of fiscal year end:    December 31

Date of reporting period:   March 31, 2005





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Item 1. Schedule of Investments


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                      COHEN & STEERS VIF REALTY FUND, INC.

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                             SCHEDULE OF INVESTMENTS
                           March 31, 2005 (Unaudited)

                                                                                        Number
                                                                                      of Shares         Value
                                                                                     -----------    -------------
EQUITIES                                                                    (a)
   DIVERSIFIED                                                         4.30%

         Vornado Realty Trust ..............................................               104      $       7,204
                                                                                                    -------------

   HEALTH CARE                                                         2.55%
         Ventas ............................................................               171              4,268
                                                                                                    -------------

   HOTEL                                                               5.70%
         Host Marriott Corp.................................................               352              5,829
         Starwood Hotels & Resorts Worldwide ...............................                62              3,722
                                                                                                    -------------
                                                                                                            9,551
                                                                                                    -------------
   INDUSTRIAL                                                         10.32%
         AMB Property Corp.  ...............................................               135              5,103
         Catellus Development Corp..........................................               133              3,544
         ProLogis ..........................................................               233              8,644
                                                                                                    -------------
                                                                                                           17,291
                                                                                                    -------------
   OFFICE                                                             18.45%
         Boston Properties .................................................               173             10,420
         Brookfield Properties Corp. .......................................               149              5,737
         Equity Office Properties Trust ....................................               226              6,809
         Kilroy Realty Corp. ...............................................               106              4,336
         SL Green Realty Corp. .............................................                64              3,598
                                                                                                    -------------
                                                                                                           30,900
                                                                                                    -------------
   RESIDENTIAL - APARTMENT                                            12.58%
         Archstone-Smith Trust .............................................               117              3,991
         AvalonBay Communities .............................................                82              5,485
         BRE Properties.....................................................               122              4,307
         Equity Residential.................................................               158              5,089
         Post Properties ...................................................                71              2,204
                                                                                                    -------------
                                                                                                           21,076
                                                                                                    -------------
   SELF STORAGE                                                        6.06%
            Public Storage. ................................................                91              5,182
            Shurgard Storage Centers........................................               121              4,959
                                                                                                    -------------
                                                                                                           10,141
                                                                                                    -------------

----------------
   (a) Percentages indicated are based on the net assets of the fund.



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                      COHEN & STEERS VIF REALTY FUND, INC.

--------------------------------------------------------------------------------

                     SCHEDULE OF INVESTMENTS--(Continued)
                         March 31, 2005 (Unaudited)

                                                                                        Number
                                                                                      of Shares         Value
                                                                                     -----------    -------------
   SHOPPING CENTER                                                    18.91%
      COMMUNITY CENTER                                                 3.55%
         Developers Diversified Realty Corp. ...............................                73      $       2,902
         Federal Realty Investment Trust....................................                63              3,046
                                                                                                    -------------
                                                                                                           5,948
                                                                                                    -------------
      REGIONAL MALL                                                   15.36%
         General Growth Properties..........................................               113              3,853
         Macerich Co. ......................................................                80              4,262
         Mills Corp. .......................................................                84              4,444
         Simon Property Group...............................................               133              8,057
         Taubman Centers....................................................               184              5,104
                                                                                                    -------------
                                                                                                           25,720
                                                                                                    -------------
         TOTAL SHOPPING CENTER..............................................                               31,668
                                                                                                    -------------

TOTAL INVESTMENTS (Identified cost--$134,791)......................   78.87%                              132,099 (a)
OTHER ASSETS IN EXCESS OF LIABILITIES..............................   21.13%                               35,386
                                                                    --------                        -------------
NET ASSETS (Equivalent to $9.80 per share based on
   17,088 shares of capital stock outstanding).....................  100.00%                        $     167,485
                                                                    ========                        =============











----------------
   (a) At March 31, 2005, net unrealized depreciation was $2,692 based on cost for federal income tax purposes of $134,791. This consisted of aggregate gross unrealized appreciation on investments of $2,749 and aggregate gross unrealized depreciation on investments of $5,441.



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Item 2. Controls and Procedures

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b) During the last fiscal quarter, there were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.


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                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS VIF REALTY FUND, INC.




By: /s/ Robert H. Steers
    --------------------------------
        Name: Robert H. Steers
        Title: Chairman

        Date: May 27, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert H. Steers                          By: /s/ Martin Cohen
    ----------------------------------                --------------------------------------
        Name: Robert H. Steers                            Name: Martin Cohen
        Title: Chairman, Secretary                        Title: President, Treasurer
                and principal executive officer                   and principal financial officer


        Date: May 27, 2005

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